Financial Income and Expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Financial Income and Expense [Line Items]
Contingent consideration amount	$ 9.1
Interest charges	2.2
GPS [Member]
Financial Income and Expense [Line Items]
Interest charges	$ 5.2
Warrant reserve [member]
Financial Income and Expense [Line Items]
Warrant issued	5 years